SUMMARY OF PREPAID TAXES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total	$ 627,232	$ 1,104,495
Agape Superior Living S D N B H D [Member]
Prepaid income taxes			$ 1,198,475	1,173,122	$ 158,002
Prepaid GST taxes			8,346	8,841	30,196
Total			$ 1,206,821	$ 1,181,963	$ 188,198